Summary Financial Information of Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2011
Summarized Financial Information of Unconsolidated Affiliates [Abstract]
Summarized Financial Information of Unconsolidated Affiliate

16. Summarized Financial Information of Unconsolidated Affiliate

Summarized financial information of the unconsolidated affiliate HAI as of December 31, 2011 and 2010, and for the years ended December 31, 2011 and 2010 is as follows:

	As of December 31,
	2011	2010
Current assets	$35	$29
Non-current assets	13	13
Current liabilities	21	20
Non-current liabilities	—	—

	Year ended December 31,
	2011	2010
Net sales	$206	$163
Gross profit	49	34
Pre-tax income	29	16
Net income	29	16

The comparative data for the year ended December 31, 2009 has been omitted, as HAI was consolidated within the Company's Consolidated Financial Statements during this period.